Income Taxes - Domestic and Foreign Components of Income (Loss) before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before income taxes	$ 43,834	$ 29,855	$ (943)
UNITED STATES
Income (loss) before income taxes	45,904	29,224	(1,226)
International
Income (loss) before income taxes	$ (2,070)	$ 631	$ 283